Expense Example	Aug. 31, 2025 USD ($)
Neuberger Berman Quality Select ETF | Neuberger Berman Quality Select ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	169
Neuberger Berman Small Value ETF | Neuberger Berman Small Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	$ 152